Goodwill and other intangible assets - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) states	Dec. 31, 2019 USD ($) states
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net	$ 3,000,000	$ 3,000,000
Number of states With Licenses | states	45	45
Goodwill	$ 1,243,000	$ 1,243,000
Goodwill and Intangible Asset Impairment	$ 0	$ 0